Investment portfolio (Tables)	12 Months Ended
Dec. 31, 2021
Investment Portfolio Tables [Abstract]
Schedule of investment portfolio

	December 31, 2021	December 31, 2020
Equities	16,820	18,445
Other	1,268	—

	18,088	18,445